Inverse SP 500 2x Strategy Fund Average Annual Total Returns - Class H [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Class H
Prospectus [Line Items]
Average Annual Return, Percent	(29.30%)	(29.35%)	(26.07%)
Class H | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(31.27%)	(29.93%)	(26.37%)
Class H | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(17.41%)	(18.06%)	(12.13%)